OMB APPROVAL
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	JPC Vote	Notes	Date Voted
Leucadia National Corporation	LUK	527288104	7/25/2013	1. Election of Directors	Yes		For	For		6/26/2013
				2. Approve, on an advisory basis, executive compensation	Yes		For	For
				3. Ratify the appointment of the Company's Independent Auditors for 2013	Yes		For	For
				4. Approval of amended and restated 2003 incentive compensation plan	Yes		For	For
				5. Approval of amended and restated 1999 Directors' stock compensation plan	Yes		For	For
				6. All other business	Yes		For	For

Leucadia National Corporation	LUK	527288104	7/25/2013	1. Election of Directors	Yes		For	For		7/9/2013
				2. Approve, on an advisory basis, executive compensation	Yes		For	For
				3. Ratify the appointment of the Company's Independent Auditors for 2013	Yes		For	For
				4. Approval of amended and restated 2003 incentive compensation plan	Yes		For	For
				5. Approval of amended and restated 1999 Directors' stock compensation plan	Yes		For	For
				6. All other business	Yes		For	For

Teva Pharmaceuticals	TEVA	881624209	8/27/2013	1. Election of Directors	Yes		For	For		8/1/2013
				2. Approve (a) CEO cash bonus for 2012 of $1,203,125 and(b) CEO bonus objective and payout terms for 2013	Yes		For	For
				3. Approve Compensation Policy with respect to terms of office and employment of Company's "office holders."	Yes		For	For
				4. Approve declaration and distribution of cash dividends for first and second quarters of 2013	Yes		For	For
				5. Appoint Kesselman & Kesselman (member of PricewaterhouseCoopers International) as public accounting firm until 2014 annual meeting	Yes		For	For

Mosaic Corporation	MOS	61945C-103	10/3/2013	1. Election of Directors	Yes		For	For		8/23/2013

2. RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT ITS FINANCIAL STATEMENTS AS OF AND FOR THE SEVEN-MONTH PERIOD ENDING DECEMBER 31, 2013 AND THE EFFECTIVENESS OF INTERNAL CONTROL OVER FINANCIAL REPORTING AS OF DECEMBER 31, 2013.
					Yes		For	For
				3. A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Yes		For	For

Oracle	ORCL	68389X-105	10/31/2013	1. Election of Directors	Yes	No	For	For		9/24/2013
				2. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. APPROVAL OF AMENDMENT TO THE LONG-TERM EQUITY INCENTIVE PLAN.	Yes	No	For	For
				4. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	Yes	No	For	For
				5. STOCKHOLDER PROPOSAL REGARDING ESTABLISHING A BOARD COMMITTEE ON HUMAN RIGHTS.	No	Yes	Against	Against
				6. STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.	No	Yes	Against	Against
				7. STOCKHOLDER PROPOSAL REGARDING VOTE TABULATION.	No	Yes	Against	Against
				8. STOCKHOLDER PROPOSAL REGARDING MULTIPLE PERFORMANCE METRICS.	No	Yes	Against	Against
				9. STOCKHOLDER PROPOSAL REGARDING QUANTIFIABLE PERFORMANCE METRICS.	No	Yes	Against	Against

Cisco	CSCO	17275R-102	11/19/2013	1. Election of Directors	Yes	No	For	For		10/2/2013
				2. APPROVAL OF AMENDMENT AND RESTATEMENT OF THE 2005 STOCK INCENTIVE PLAN.	Yes	No	For	For
				3. APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2014.	Yes	No	For	For
				5. APPROVAL TO HAVE CISCO HOLD A COMPETITION FOR GIVING PUBLIC ADVICE ON THE VOTING ITEMS IN THE PROXY FILING FOR CISCO'S 2014 ANNUAL SHAREOWNERS MEETING.	No	Yes	Against	Against

Apple	AAPL	37833100	2/28/2014	1. Election of Directors	Yes	No	For	For		1/14/2014
				2. THE AMENDMENT OF THE COMPANY'S RESTATED ARTICLES OF INCORPORATION (THE "ARTICLES") TO FACILITATE THE IMPLEMENTATION OF MAJORITY VOTING FOR THE ELECTION OF DIRECTORS	Yes	No	For	For
IN AN UNCONTESTED ELECTION BY ELIMINATING ARTICLE VII, WHICH RELATES TO THE TERM OF DIRECTORS AND THE TRANSITION FROM A CLASSIFIED BOARD OF DIRECTORS TO A DECLASSIFIED STRUCTURE
				3. THE AMENDMENT OF THE ARTICLES TO ELIMINATE THE "BLANK CHECK" AUTHORITY OF THE BOARD TO ISSUE PREFERRED STOCK	Yes	No	For	For
				4. THE AMENDMENT OF THE ARTICLES TO ESTABLISH A PAR VALUE FOR THE COMPANY'S COMMON STOCK OF $0.00001 PER SHARE	Yes	No	For	For
				5. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014	Yes	No	For	For
				6. A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Yes	No	For	For
				7. THE APPROVAL OF THE APPLE INC. 2014 EMPLOYEE STOCK PLAN	Yes	No	For	For
				8. A SHAREHOLDER PROPOSAL BY JOHN HARRINGTON AND NORTHSTAR ASSET MANAGEMENT INC. ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS" TO AMEND THE COMPANY'S BYLAWS	No	Yes	Against	Against
				9. A SHAREHOLDER PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH OF A NON-BINDING ADVISORY RESOLUTION ENTITLED "REPORT ON COMPANY MEMBERSHIP AND INVOLVEMENT	No	Yes	Against	Against
WITH CERTAIN TRADE ASSOCIATIONS AND BUSINESS ORGANIZATIONS"
				10. A SHAREHOLDER PROPOSAL BY CARL ICAHN OF A NON-BINDING ADVISORY RESOLUTION THAT THE COMPANY COMMIT TO COMPLETING NOT LESS THAN $50 BILLION OF SHARE REPURCHASES DURING	No	Yes	Against	Against
ITS 2014 FISCAL YEAR (AND INCREASE THE AUTHORIZATION UNDER ITS CAPITAL RETURN PROGRAM ACCORDINGLY)
				11. A SHAREHOLDER PROPOSAL BY JAMES MCRITCHIE OF A NON-BINDING ADVISORY RESOLUTION ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"	No	Yes	Against	Against

Qualcomm	QCOM	747525-103	3/4/2014	1. Election of Directors	Yes	No	For	For		1/17/2014
				2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 28, 2014.	Yes	No	For	For
				3. ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Yes	No	For 1 Year	For 1 Year

Health Trust of America, Inc.	HTA	42225P-105	3/10/2014	1. APPROVAL OF MODIFICATION OF DIRECTOR VOTING STANDARDS - TO APPROVE THE AMENDMENT AND RESTATEMENT OF HEALTHCARE TRUST OF AMERICA, INC.'S CHARTER TO MODIFY DIRECTOR	Yes	No	For	For		1/30/2014
VOTING STANDARDS IN THE FORM OF THE FIFTH ARTICLES OF AMENDMENT AND RESTATEMENT.
				2. APPROVAL OF ELIMINATION OF CERTAIN OTHER PROVISIONS - TO APPROVE THE AMENDMENT AND RESTATEMENT OF HEALTHCARE TRUST OF AMERICA, INC.'S CHARTER TO ELIMINATE PROVISIONS FROM	Yes	No	For	For
THE NOW INAPPLICABLE GUIDELINES OF THE NORTH AMERICAN SECURITIES ADMINISTRATORS ASSOCIATION STATEMENT OF POLICY REGARDING REAL ESTATE INVESTMENT ... (DUE TO SPACE LIMITS, SEE
PROXY STATEMENT FOR FULL PROPOSAL).

Teva Pharmaceuticals	TEVA	881624-209	2/24/2014	1. TO APPROVE THE COMPENSATION OF MR. EREZ VIGODMAN, THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER-DESIGNATE, AND MATTERS RELATING THERETO.	Yes	No	For	For		1/31/2014

DirecTV	DTV	25490A-309	4/29/2014	1. Election of Directors	Yes	No	For	For		3/21/2014
				2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR DIRECTV FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Yes	No	For	For
				3. AN ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVES.	Yes	No	For	For
				4. SHAREHOLDER PROPOSAL TO ADOPT A POLICY THAT THERE WOULD BE NO ACCELERATED VESTING OF PERFORMANCE-BASED EQUITY AWARDS UPON A CHANGE IN CONTROL.	No	Yes	Against	Against
				5. SHAREHOLDER PROPOSAL TO REQUIRE SENIOR EXECUTIVES TO RETAIN 50% OF NET AFTER-TAX SHARES ACQUIRED THROUGH PAY PROGRAMS UNTIL REACHING NORMAL RETIREMENT AGE.	No	Yes	Against	Against

Capital One Financial	COF	14040H105	5/1/2014	1. Election of Directors	Yes	No	For	For		3/24/2014
				2. RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF CAPITAL ONE FOR 2014.	Yes	No	For	For
				3. APPROVAL OF CAPITAL ONE'S THIRD AMENDED AND RESTATED 2004 STOCK INCENTIVE PLAN.	Yes	No	For	For
				4. ADVISORY APPROVAL OF CAPITAL ONE'S 2013 NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	No	For	For

5a. APPROVAL OF AMENDMENTS TO CAPITAL ONE'S RESTATED CERTIFICATE OF INCORPORATION TO REMOVE SUPERMAJORITY VOTING STANDARDS APPLICABLE TO THE FOLLOWING ACTION: FUTURE AMENDMENTS TO THE AMENDED AND RESTATED BYLAWS AND THE RESTATED CERTIFICATE OF INCORPORATION.
					Yes	No	For	For
				5b. APPROVAL OF AMENDMENTS TO CAPITAL ONE'S RESTATED CERTIFICATE OF INCORPORATION TO REMOVE SUPERMAJORITY VOTING STANDARDS APPLICABLE TO THE FOLLOWING ACTION: REMOVING ANY DIRECTOR FROM OFFICE.	Yes	No	For	For
				5c. APPROVAL OF AMENDMENTS TO CAPITAL ONE'S RESTATED CERTIFICATE OF INCORPORATION TO REMOVE SUPERMAJORITY VOTING STANDARDS APPLICABLE TO THE FOLLOWING ACTION: CERTAIN BUSINESS COMBINATIONS.	Yes	No	For	For
				6. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN, IF PRESENTED AT THE MEETING.	No	Yes	Against	Against

GlaxoSmithKline	GSK	37733W105	5/7/2014	1. TO RECEIVE THE 2013 ANNUAL REPORT	Yes	No	For	For		3/26/2014
				2. TO APPROVE THE ANNUAL REMUNERATION REPORT	Yes	No	For	For
				3. TO APPROVE THE REMUNERATION POLICY	Yes	No	For	For
				4. through 17. RE-ELECTION OF DIRECTORS	Yes	No	For	For
				18. TO RE-APPOINT AUDITORS	Yes	No	For	For
				19. TO DETERMINE REMUNERATION OF AUDITORS	Yes	No	For	For
				20. TO AUTHORISE THE COMPANY AND ITS SUBSIDIARIES TO MAKE DONATIONS TO POLITICAL ORGANISATIONS AND INCUR POLITICAL EXPENDITURE	Yes	No	For	For
				21. TO AUTHORISE ALLOTMENT OF SHARES	Yes	No	For	For
				22. TO DISAPPLY PRE-EMPTION RIGHTS (SPECIAL RESOLUTION)	Yes	No	For	For
				23. TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN SHARES (SPECIAL RESOLUTION)	Yes	No	For	For
				24. TO AUTHORISE EXEMPTION FROM STATEMENT OF NAME OF SENIOR STATUTORY AUDITOR	Yes	No	For	For
				25. TO AUTHORISE REDUCED NOTICE OF A GENERAL MEETING OTHER THAN AN AGM (SPECIAL RESOLUTION)	Yes	No	For	For

Potash Corp.	POT	73755L107	5/15/2014	1. Election of Directors	Yes	No	For	For		3/26/2014
				2. THE APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE CORPORATION.	Yes	No	For	For

3. THE RESOLUTION (ATTACHED AS APPENDIX B TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR) APPROVING THE ADOPTION OF A NEW PERFORMANCE OPTION PLAN, THE FULL TEXT OF WHICH IS ATTACHED AS APPENDIX C TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.
					Yes	No	For	For
				4. THE ADVISORY RESOLUTION ACCEPTING THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	Yes	No	For	For

Pepsico Inc.	PEP	713448-108	5/7/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/1/2014
				2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2014.	Yes	No	For	For
				3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE PEPSICO, INC. EXECUTIVE INCENTIVE COMPENSATION PLAN.	Yes	No	For	For
				5. POLICY REGARDING APPROVAL OF POLITICAL CONTRIBUTIONS.	No	Yes	Against	Against
				6. POLICY REGARDING EXECUTIVE RETENTION OF STOCK.	No	Yes	Against	Against

Abbvie Inc.	ABBV	00287Y-109	5/9/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		3/27/2014
				2. RATIFICATION OF ERNST & YOUNG LLP AS ABBVIE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	Yes	No	For	For
				3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	Yes	No	For	For

Expeditors	EXPD	302130-109	5/7/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		3/28/2014
				2. TO APPROVE, ON A NON-BINDING BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. TO APPROVE THE ADOPTION OF THE 2014 STOCK OPTION PLAN.	Yes	No	For	For
				4. TO APPROVE THE AMENDMENT TO THE 2002 EMPLOYEE STOCK PURCHASE PLAN.	Yes	No	For	For
				5. TO APPROVE THE ADOPTION OF THE 2014 DIRECTORS' RESTRICTED STOCK PLAN.	Yes	No	For	For
				6. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2014.	Yes	No	For	For

SBA Communications Corp.	SBAC	78388J-106	5/8/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		3/29/2014
				2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS SBA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2014 FISCAL YEAR.	Yes	No	For	For
				3. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF SBA'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For

LPL Financial Holdings Inc.	LPLA	50212V-100	5/6/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/1/2014

2. APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION THAT WOULD DECLASSIFY THE BOARD, SUCH THAT IT WOULD BE COMPRISED OF A SINGLE CLASS OF DIRECTORS ... (DUE TO SPACE LIMITS, SEE PROXY MATERIAL FOR FULL PROPOSAL)
					Yes	No	For	For

3. APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION THAT WOULD PROVIDE THAT DIRECTORS MAY BE REMOVED WITH OR WITHOUT CAUSE RATHER THAN REMOVED ONLY FOR CAUSE, IF THE PROPOSAL REGARDING BOARD DECLASSIFICATION PURSUANT TO PROPOSAL 2 IS APPROVED.
					Yes	No	For	For

4. RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.
					Yes	No	For	For
5. APPROVE, IN AN ADVISORY VOTE, THE COMPENSATION PAID TO COMPANY'S NAMED EXECUTIVE OFFICERS.

Loews Corporation	L	540424-108	5/13/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/3/2014
				2. APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION	Yes	No	For	For
				3. RATIFY DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS	Yes	No	For	For

American International Group, Inc.	AIG	026874-784	5/12/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/7/2014
				2. TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. TO ACT UPON A PROPOSAL TO AMEND AND RESTATE AIG'S RESTATED CERTIFICATE OF INCORPORATION TO CONTINUE TO RESTRICT CERTAIN TRANSFERS OF AIG COMMON STOCK IN ORDER TO PROTECT AIG'S TAX ATTRIBUTES.	Yes	No	For	For
				4. TO ACT UPON A PROPOSAL TO RATIFY THE AMENDMENT TO EXTEND THE EXPIRATION OF THE AMERICAN INTERNATIONAL GROUP, INC. TAX ASSET PROTECTION PLAN.	Yes	No	For	For
				5. TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	Yes	No	For	For

Leucadia National Corporation	LUK	527288-104	5/13/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/7/2014
				2. APPROVE NAMED EXECUTIVE OFFICER COMPENSATION ON AN ADVISORY BASIS.	Yes	No	For	For
				3. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2014.	Yes	No	For	For

Scripps Network Interactive, Inc.	SNI	811065-101	5/13/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/8/2014

Halliburton Company	HAL	406216-101	5/21/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/10/2014
				2. PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS.	Yes	No	For	For
				3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				4. PROPOSAL ON HUMAN RIGHTS POLICY.	No	Yes	Against	Against

Chambers Street Properties	CSG	157842-105	6/12/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		4/26/2014
				2. TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	No	For	For
				3. TO RATIFY THE SELECTION OF DELOITTE AND TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Yes	No	For	For

Anacor Pharmaceuticals	ANAC	032420-101	5/29/2014	1. ELECTION OF DIRECTOR	Yes	No	For	For		5/2/2014

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THIS PROXY STATEMENT IN ACCORDANCE WITH SECURITIES AND EXCHANGE COMMISSION ("SEC") RULES.
					Yes	No	For	For

3. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR ITS YEAR ENDING DECEMBER 31, 2014.
					Yes	No	For	For

American Public Education Inc.	APEI	02913V-103	6/13/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		5/4/2014
				2. APPROVAL OF AN AMENDMENT TO THE AMERICAN PUBLIC EDUCATION, INC. EMPLOYEE STOCK PURCHASE PLAN.	Yes	No	For	For
				3. ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE COMPANY'S PROXY STATEMENT FOR THE 2014 ANNUAL MEETING.	Yes	No	For	For
				4. RATIFICATION OF THE APPOINTMENT OF MCGLADREY, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Yes	No	For	For

Yahoo Inc.	YHOO	984332-106	6/25/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		5/10/2014
				2. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	No	For	For
				3. APPROVAL OF AMENDMENT AND RESTATEMENT OF THE COMPANY'S 1995 STOCK PLAN, INCLUDING AN INCREASE IN THE NUMBER OF SHARES AVAILABLE FOR GRANT UNDER THE PLAN.	Yes	No	For	For
				4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	No	For	For
				5. APPROVAL OF AN AMENDMENT TO THE COMPANY'S BYLAWS TO PROVIDE SHAREHOLDERS WITH THE RIGHT TO CALL SPECIAL MEETINGS.	Yes	No	For	For
				6. SHAREHOLDER PROPOSAL REGARDING A BOARD COMMITTEE ON HUMAN RIGHTS, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against
				7. SHAREHOLDER PROPOSAL REGARDING LOBBYING DISCLOSURE, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against
				8. SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTION DISCLOSURE, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	No	Yes	Against	Against

Bed Bath & Beyond Inc.	BBBY	075896-100	7/7/2014	1. ELECTION OF DIRECTORS	Yes	No	For	For		6/9/2014
				2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP.	Yes	No	For	For
				3. TO APPROVE, BY NON-BINDING VOTE, THE 2013 COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Yes	No	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 25, 2014

* Print the name and title of each signing officer under his or her signature.